SCHEDULE OF CONVERTIBLE NOTES, NET OF DISCOUNT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
August 2021 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	$ 817,397	$ 782,469
August 2021 [Member] | Related Parties Convertible Note 5% Coupon December 2024 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	292,552	280,052
August 2021 [Member] | Chief Financial Officer Convertible Note 5% Coupon December 2024 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	87,770	84,018
August 2021 [Member] | Accredited Investors Convertible Note 5% Coupon December 2024 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	437,075	418,399
March 2022 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	233,687	233,392
Unamortized debt discount
March 2022 [Member] | 16% Coupon March 2023 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	233,687	233,392
May 2022 [Member]
Short-Term Debt [Line Items]
Convertible notes, net	993,130	905,484
May 2022 [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Blue Lake Convertible note, 16% coupon June 2023, inclusive of accrued interest	993,130	905,484
June 2022 [Member]
Short-Term Debt [Line Items]
Convertible notes, net		495,800
June 2022 [Member] | Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Blue Lake Convertible note, 16% coupon June 2023, inclusive of accrued interest		$ 495,800